CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Operations
Revenue	$ 312.1	$ 304.5	$ 297.4	$ 301.4	$ 296.4	$ 299.0	$ 277.2	$ 169.4	$ 164.8	$ 1,199.7	$ 910.4	$ 613.9
Costs and expenses:
Operating (excluding depreciation and amortization)	178.0				165.7					663.9	515.0	344.9
Selling, general and administrative	30.0				34.8					135.8	104.4	48.8
Depreciation & amortization	66.0				64.8					256.4	203.9	136.7
Management fee to related party	0.4				0.4					1.7	1.4	1.1
Total costs and expenses	274.4				265.7					1,057.8	824.7	531.5
Income from operations	37.7	36.8	39.0	35.4	30.7	39.2	17.3	10.2	19.0	141.9	85.7	82.4
Other income (expense):
Interest expense	(57.8)				(66.9)					(242.0)	(180.4)	(75.1)
Realized and unrealized gain (loss) on derivative instruments	1.0				1.0					3.4	(9.4)	12.6
Other (expense) income, net	(0.1)				0.1					(0.2)	0.2	(0.5)
Income (loss) before provision for income tax	(19.2)				(35.1)					(155.0)	(112.2)	19.4
Income tax (expense) benefit	(1.1)									(6.2)	0.7	3.2
Net income (loss)	$ (20.3)	$ (28.4)	$ (18.8)	$ (78.9)	$ (35.1)	$ (24.5)	$ (85.7)	$ (4.9)	$ 3.6	$ (161.2)	$ (111.5)	$ 22.6